SUMMARY OF CONSOLIDATED INCOME STATEMENT SHOWING THE AMOUNTS RELATING TO LEASES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets	$ 231	$ 163	$ 235	$ 603
Interest expense on lease liability	1,072	782	1,093	138
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets	231	163	235
Interest expense on lease liability	$ 113	$ 105	$ 147
Right-of-use assets [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets				603
Interest expense on lease liability				$ 41